Summary of Other Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureTaxesLineItems [Line Items]
Current assets, other taxes	$ 1,183	$ 2,177
Non-current assets, other taxes	3,261	3,158
Current liabilities, other taxes	4,001	2,636
Non-current liabilities, other taxes	142	406
Country of domicile [member] | Current Deferredi Cms Vat [Member]
DisclosureTaxesLineItems [Line Items]
Current assets, other taxes	665	507
Non-current assets, other taxes	379	293
Current liabilities, other taxes	995	642
Country of domicile [member] | Current Deferredi Cms Vat One [Member]
DisclosureTaxesLineItems [Line Items]
Current assets, other taxes	418	1,570
Non-current assets, other taxes	2,030	2,055
Current liabilities, other taxes	499	544
Non-current liabilities, other taxes	45	37
Country of domicile [member] | Claim To Recover Pis And Cofins Member [Member]
DisclosureTaxesLineItems [Line Items]
Non-current assets, other taxes	594	681
Country of domicile [member] | C I D E [Member]
DisclosureTaxesLineItems [Line Items]
Current assets, other taxes	6	4
Current liabilities, other taxes	42	41
Country of domicile [member] | Production Taxes [Member]
DisclosureTaxesLineItems [Line Items]
Current liabilities, other taxes	2,147	1,173
Non-current liabilities, other taxes	21	94
Country of domicile [member] | Withholding Income Taxes [Member]
DisclosureTaxesLineItems [Line Items]
Current liabilities, other taxes	86	106
Country of domicile [member] | Tax Settlement Program [Member]
DisclosureTaxesLineItems [Line Items]
Current liabilities, other taxes	67
Non-current liabilities, other taxes	6
Country of domicile [member] | Others [Member]
DisclosureTaxesLineItems [Line Items]
Current assets, other taxes	48	87
Non-current assets, other taxes	249	119
Current liabilities, other taxes	142	117
Non-current liabilities, other taxes	70	275
B R [Member]
DisclosureTaxesLineItems [Line Items]
Current assets, other taxes	1,137	2,168
Non-current assets, other taxes	3,252	3,148
Current liabilities, other taxes	3,978	2,623
Non-current liabilities, other taxes	142	406
Foreign countries [member]
DisclosureTaxesLineItems [Line Items]
Current assets, other taxes	46	9
Non-current assets, other taxes	9	10
Current liabilities, other taxes	$ 23	$ 13